Share-Based Payment - Additional Information (Detail) R$ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 29, 2018 BRL (R$)	Oct. 25, 2018 shares	Jul. 31, 2018 BRL (R$) shares	Dec. 31, 2018 BRL (R$) Branch shares	Dec. 31, 2018 USD ($) Branch shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments to founders | R$				R$ 19,941		R$ 122,577
Repurchase of shares | R$	R$ 79,210		R$ 63,230	R$ 142,440		R$ 280,825
Number of days option to repurchase shares				90 days	90 days
Largest payout of award's before 10 years lock-up periods expires, percent				85.00%	85.00%
Number of tranches, vesting | Branch				3	3
Percentage of voting rights for settlement event				50.00%	50.00%
Share options granted, shares				5,701,374	5,701,374	8,073,702	4,470,354
Share-based payments | R$				R$ 60,843		R$ 138,937	R$ 53,059
Phantom shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares originally granted, date				December 1, 2017	December 1, 2017
Restricted share units and stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued				42,911
Shares issued After split				5,406,786	5,406,786
IPO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				6.00%	6.00%
Share based compensation award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value				75.00%	75.00%
Shares exercised vesting period				3 years	3 years
Share based compensation award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value				5.00%	5.00%
Shares exercised vesting period				3 years	3 years
Additional incentive shares discount rate				5.00%	5.00%
Share based compensation award tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value				5.00%	5.00%
Shares exercised vesting period				7 years	7 years
Additional incentive shares discount rate				5.00%	5.00%
Shares lock-up period				7 years	7 years
Under 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				9.00%	9.00%
Shares vesting period				0	0	0
Under 5 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				18.00%	18.00%
Shares vesting period				0	0	0
Under 7 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				21.00%	21.00%
Shares vesting period				0	0	0
Under 10 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				46.00%	46.00%
Shares vesting period				0	0	0
Cappta subsidiary [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability | R$				R$ 0		R$ 53
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase right exercise period				2 years	2 years
Top of range [member] | Share based compensation award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period				7 years	7 years
Bottom of range [member] | Share based compensation award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period				3 years	3 years
Class C Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period				10 years	10 years
Share-based payments to founders | R$						R$ 121,219
Class C common stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares repurchased and cancelled			14,397
Class B common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares repurchased after split and reclassification			1,814,022
Initial public offering [member] | DLP Par Participaes S.A.[member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued under initial public offering		5,333,202
Non voting shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted, shares				1,486	1,486
Share options granted, aggregate purchase price | $					$ 400
Options exercisable period				0	0	0
Options exercised and expired, date				December 15, 2017	December 15, 2017